Fair Value Measurements - Schedule of Fair Value of Unobservable Input Related To Options to Acquire Under Sumitomo Transaction Agreement (Detail) - Sumitomo Options [Member]	1 Months Ended
Mar. 31, 2021
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time to expiration (in years)	3 years 7 months 2 days
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	0.52
Measurement Input, Option Volatility [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	89,000
Measurement Input, Option Volatility [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment	95,000